EARNING (LOSS) PER SHARE	6 Months Ended
Jun. 30, 2024
EARNING (LOSS) PER SHARE
EARNING (LOSS) PER SHARE	NOTE 9 - EARNING (LOSS) PER SHARE: The basic and diluted earnings (loss) per share are the same since the effect of all potentially diluted ordinary shares for all reporting periods is anti-dilutive.